Subsequent Events (Details) $ / shares in Units, T in Millions, ft³ in Trillions					1 Months Ended		9 Months Ended
	Nov. 18, 2016 USD ($) shares	Oct. 21, 2016 USD ($)	Oct. 14, 2016 $ / shares shares	Oct. 13, 2016 $ / shares	Nov. 30, 2016 USD ($) T $ / shares shares ft³	Oct. 31, 2016 MW	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)
Subsequent Event [Line Items]
Additional amount drawn down							$ 355,817,000	$ 570,077,000
Secured Debt | GoFLNG Hilli facility
Subsequent Event [Line Items]
Line of credit, amount drawn down							$ 250,000,000
Golar Power | CELSE
Subsequent Event [Line Items]
Right to invest in Sergipe project, maximum percentage							25.00%
Subsequent Event
Subsequent Event [Line Items]
Dividend declared (in USD per share) | $ / shares					$ 0.05
Earn-Out Units, percent of total units to be issued in connection with transaction			20.00%
Minimum quarterly distributions (in dollars per share) | $ / shares			$ 0.5775	$ 0.3850
Subsequent Event | Citibank N.A. | Term Loan Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity					$ 150,000,000.0
Term of facility					3 years
Subsequent Event | LIBOR | Citibank N.A. | Term Loan Credit Facility
Subsequent Event [Line Items]
Basis spread on variable rate					3.95%
Subsequent Event | Registered Stock Offering
Subsequent Event [Line Items]
Registered offering of common stock (in shares) | shares	7,475,000
Proceeds from registered offering, net of Underwriteres discount and offering fees	$ 170,000,000				$ 170,400,000
Subsequent Event | CELSE
Subsequent Event [Line Items]
Installed capacity of power plant | MW						1,515.6
Subsequent Event | Golar Partners, Common Units
Subsequent Event [Line Items]
Number of units (in shares) | shares			2,994,364
Number of Earn-Out Units (in shares) | shares			748,592
Strike price (in dollars per share) | $ / shares					$ 23.50
Subsequent Event | Golar Partners, Common Units | Employee Stock Options
Subsequent Event [Line Items]
Number of options authorized for issuance (in shares) | shares					1,499,650
Option period					5 years
Subsequent Event | Golar Partners, Common Units | Vesting November 15, 2017 | Employee Stock Options
Subsequent Event [Line Items]
Percent of options vesting					33.33%
Subsequent Event | Golar Partners, Common Units | Vesting November 15, 2018 | Employee Stock Options
Subsequent Event [Line Items]
Percent of options vesting					33.33%
Vesting period					1 year
Subsequent Event | Golar Partners, Common Units | Vesting November 15, 2019 | Employee Stock Options
Subsequent Event [Line Items]
Percent of options vesting					33.33%
Subsequent Event | Golar Partners, General Partner Units
Subsequent Event [Line Items]
Number of units (in shares) | shares			61,109
Number of Earn-Out Units (in shares) | shares			15,278
Subsequent Event | Fortuna Project
Subsequent Event [Line Items]
Area of gas concession | ft³					2.6
Expected cost to reach first gas					$ 2,000,000,000
Subsequent Event | Fortuna Project | Scenario, Forecast
Subsequent Event [Line Items]
Project debt financing					$ 1,200,000,000
Subsequent Event | Fortuna Project | Minimum
Subsequent Event [Line Items]
Expected number of tons per annum | T					2.2
Expected term of agreement					15 years
Subsequent Event | Fortuna Project | Maximum
Subsequent Event [Line Items]
Expected number of tons per annum | T					2.5
Expected term of agreement					20 years
Subsequent Event | Secured Debt | GoFLNG Hilli facility
Subsequent Event [Line Items]
Additional amount drawn down		$ 50,000,000
Subsequent Event | CELSE | OneLNG
Subsequent Event [Line Items]
Long-term LNG sale and purchase agreement, number of tons supplied per annum | T					1.3
Subsequent Event | Golar Power | CELSE
Subsequent Event [Line Items]
Right to invest in Sergipe project, maximum percentage						50.00%
Subsequent Event | OneLNG | Fortuna Project
Subsequent Event [Line Items]
Joint operating company, ownership percentage					66.20%
Subsequent Event | Ophir | Fortuna Project
Subsequent Event [Line Items]
Joint operating company, ownership percentage					33.80%